FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Financial Liabilities Offsetting
Gross Liabilities	$ (1,776)	$ (1,539)
Gross Assets Offset	1,643	1,384
Net Amounts Presented	(133)	(155)
Accounts Payable
Financial Liabilities Offsetting
Gross Liabilities	(2,532)	(1,798)
Gross Assets Offset	1,289	882
Net Amounts Presented	(1,243)	(916)
Financial liabilities
Financial Liabilities Offsetting
Gross Liabilities	(4,308)	(3,337)
Gross Assets Offset	2,932	2,266
Net Amounts Presented	$ (1,376)	$ (1,071)